LEASES	9 Months Ended
Sep. 30, 2023
Leases
LEASES

NOTE 12 – LEASES

The following was included in our balance sheet as of September 30, 2023 and December 31, 2022:

	September 30,	December 31,
Operating leases	2023	2022

Assets
ROU operating lease assets	$1,020,585	$2,724,226

Liabilities
Current portion of operating lease	213,821	512,373
Operating lease, net of current portion	907,124	2,547,524
Total operating lease liabilities	$1,120,945	$3,059,897

The weighted average remaining lease term and weighted average discount rate at September 30, 2023 and December 31, 2022 were as follows:

	September 30,	December 31,
Operating leases	2023	2022
Weighted average remaining lease term (years)	7.75	8.25
Weighted average discount rate	6.00%	6.00%

Operating Leases

On January 12, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Mumbai, India. This three-year agreement commenced January 12, 2021 with an annual rent of approximately $50,000.

On May 27, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Warwick, United Kingdom. This ten-year agreement commenced May 27, 2021 with an annual rent of approximately $85,000 with the first six months rent free.

On August 31, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Tempe, Arizona. This five-year agreement commenced August 31, 2021 with an annual rent of approximately $192,000.

On October 20, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Warwick, United Kingdom. This ten-year agreement commenced October 20, 2021 with an annual rent of approximately $200,000 with the first six months rent free.

On March 9, 2022, the Company entered into an operating lease agreement to rent office space in Houston, Texas. This ten-year agreement commenced March 9. 2022 with an annual rent of approximately $81,000 with the first twelve months rent free.

On June 28, 2023, the Company recognized a gain on deconsolidation of $1,775,869 related to Optilan (UK) and its subsidiaries leases.